Risk management - Market, structural and liquidity risk (Details) € in Millions		12 Months Ended
	Dec. 13, 2023	Dec. 31, 2023 EUR (€) scenario remuneration_component	Dec. 31, 2022 EUR (€)	Dec. 31, 2021 EUR (€)
Disclosure of nature and extent of risks arising from financial instruments [line items]
Transactional deposits (in percentage)		75.00%
Deposit insured with deposit guarantee systems, retail deposits (in percentage)		80.00%
Total assets		€ 1,797,062.0	€ 1,734,659.0	€ 1,595,835.0
Market risk
Disclosure of nature and extent of risks arising from financial instruments [line items]
Risk management, VaR calculation, time frame		2 years
Increase (decrease) in fair value of financial liability		€ (1.9)
VaR confidence level, percent		99.00%
VaE confidence level, percent	99.00%
VaR		€ 13.5	11.6	12.3
Total assets		1,797,062.0
Market risk | Weighted average
Disclosure of nature and extent of risks arising from financial instruments [line items]
Increase (decrease) in fair value of financial liability		11.7
VaR		€ 11.7	14.1	10.5
Market risk | Minimum
Disclosure of nature and extent of risks arising from financial instruments [line items]
Risk management, VaR calculation, time frame		520 days
Interest rate risk
Disclosure of nature and extent of risks arising from financial instruments [line items]
VaR		€ 11.1	9.9	9.1
Interest rate risk | NII risk concentration | United States
Disclosure of nature and extent of risks arising from financial instruments [line items]
Increase in profit due to reasonably possible increase in designated risk component		117.0
Interest rate risk | NII risk concentration | Brazil
Disclosure of nature and extent of risks arising from financial instruments [line items]
Increase in profit due to reasonably possible increase in designated risk component		141.0
Interest rate risk | NII risk concentration | Chile
Disclosure of nature and extent of risks arising from financial instruments [line items]
Increase in profit due to reasonably possible increase in designated risk component		36.0
Interest rate risk | NII risk concentration | Euro | Europe
Disclosure of nature and extent of risks arising from financial instruments [line items]
Increase in profit due to reasonably possible increase in designated risk component		886.2
Interest rate risk | NII risk concentration | Pound sterling | Europe
Disclosure of nature and extent of risks arising from financial instruments [line items]
Increase in profit due to reasonably possible increase in designated risk component		245.8
Interest rate risk | NII risk concentration | US dollar | Europe
Disclosure of nature and extent of risks arising from financial instruments [line items]
Increase in profit due to reasonably possible increase in designated risk component		99.4
Interest rate risk | NII risk concentration | Polish zloty | Europe
Disclosure of nature and extent of risks arising from financial instruments [line items]
Increase in profit due to reasonably possible increase in designated risk component		24.0
Interest rate risk | EVE risk concentration | United States
Disclosure of nature and extent of risks arising from financial instruments [line items]
Increase in profit due to reasonably possible increase in designated risk component		786.0
Interest rate risk | EVE risk concentration | Brazil
Disclosure of nature and extent of risks arising from financial instruments [line items]
Increase in profit due to reasonably possible increase in designated risk component		360.0
Interest rate risk | EVE risk concentration | Chile
Disclosure of nature and extent of risks arising from financial instruments [line items]
Increase in profit due to reasonably possible increase in designated risk component		255.0
Interest rate risk | EVE risk concentration | Euro | Europe
Disclosure of nature and extent of risks arising from financial instruments [line items]
Increase in profit due to reasonably possible increase in designated risk component		391.9
Interest rate risk | EVE risk concentration | Pound sterling | Europe
Disclosure of nature and extent of risks arising from financial instruments [line items]
Increase in profit due to reasonably possible increase in designated risk component		392.1
Interest rate risk | EVE risk concentration | US dollar | Europe
Disclosure of nature and extent of risks arising from financial instruments [line items]
Increase in profit due to reasonably possible increase in designated risk component		364.3
Interest rate risk | EVE risk concentration | Polish zloty | Europe
Disclosure of nature and extent of risks arising from financial instruments [line items]
Increase in profit due to reasonably possible increase in designated risk component		176.4
Interest rate risk | Weighted average
Disclosure of nature and extent of risks arising from financial instruments [line items]
VaR		€ 12.2	12.6	9.6
Currency risk
Disclosure of nature and extent of risks arising from financial instruments [line items]
Core capital ratio for foreign exchange rate risk		100.00%
VaR		€ 4.8	3.6	5.7
Currency risk | Weighted average
Disclosure of nature and extent of risks arising from financial instruments [line items]
VaR		5.3	4.8	4.2
Equities
Disclosure of nature and extent of risks arising from financial instruments [line items]
VaR		€ 6.0	5.5	5.1
Equities | Equity instruments
Disclosure of nature and extent of risks arising from financial instruments [line items]
VaR confidence level, percent		99.00%
Time frame, historical simulation		1 day
VaR		€ 171.0	195.0	309.0
Equities | Weighted average
Disclosure of nature and extent of risks arising from financial instruments [line items]
VaR		€ 3.2	€ 4.2	€ 3.5
Liquidity risk
Disclosure of nature and extent of risks arising from financial instruments [line items]
Number of standard scenarios defined | scenario		4
Percent of total assets encumbered		22.40%
Total assets encumbered		€ 1,987,100.0
Liquidity risk | Of which property collateral
Disclosure of nature and extent of risks arising from financial instruments [line items]
Number of categories of encumbered assets | remuneration_component		2
Assets, collateral received and own debt securities issued other than covered bonds and ABSs encumbered		€ 445,200.0
Matching liabilities, contingent liabilities or securities lent		330,600.0
Liquidity risk | Of which property collateral | On-balance-sheet assets
Disclosure of nature and extent of risks arising from financial instruments [line items]
Total assets		€ 306,300.0
Percent of total assets encumbered		61.00%
Liquidity risk | Of which property collateral | Off-balance-sheet assets
Disclosure of nature and extent of risks arising from financial instruments [line items]
Guarantees received committed		€ 138,800.0